SIGNIFICANT TRANSACTIONS	12 Months Ended
Dec. 31, 2025
SIGNIFICANT TRANSACTIONS [Abstract]
SIGNIFICANT TRANSACTIONS	SIGNIFICANT TRANSACTIONS
During the year ended December 31, 2025
Business Combination Agreement
As discussed in Note 1, on August 14, 2025, the Company consummated the Business Combination Agreement which included the Capital Reorganization and SPAC Merger.
Capital Reorganization
In connection with the Business Combination Agreement, the Company acquired all of the issued and outstanding shares of Kyivstar Holdings B.V. from VEON Amsterdam B.V. in exchange for 206,942,440 newly issued Kyivstar Group Ltd. Common Shares and a Loan Note Payable in the amount of US$178. The Loan Note Payable, net of US$8 of transaction costs incurred by Kyivstar Group but reimbursed to VEON Amsterdam B.V. from the SPAC Merger proceeds, has been accounted for as a non-cash distribution to VEON Amsterdam B.V. in its capacity as shareholder.
SPAC Merger
The SPAC Merger was accounted for as a capital reorganization in accordance with IFRS 2 Share-based Payments ("IFRS 2"). Under this method of accounting, Cohen Circle is treated as the "acquired" company for financial reporting purposes and the Company as the accounting "acquirer." The net assets of Cohen Circle were stated at historical cost, with no goodwill or other intangible assets recorded. The SPAC Merger, which is not within the scope of IFRS 3 Business Combinations ("IFRS 3"), since Cohen Circle did not meet the definition of a "business" pursuant to IFRS 3, was accounted for within the scope of IFRS 2. Any excess of fair value of the Company’s Common Shares issued over the fair value of Cohen Circle identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and is expensed as incurred.
The consolidated financial statements of the merged company will represent a continuation of the financial statements of Kyivstar Holdings, the principles and guidance on the preparation and presentation of the consolidated financial statements will be applied as follows:
•the assets and liabilities of Kyivstar Holdings recognized and measured in the financial statements at their carrying amounts immediately prior to the Capital Reorganization;
•the net investment of Kyivstar Holdings is recognized in the financial statements at amounts immediately prior to the Capital Reorganization. Common Shares and capital surplus have been adjusted retroactively to reflect the legal capital of the Company; and
•the comparative information presented in the financial statements are that of Kyivstar Holdings.
Non-redemption Agreements
On July 10, 2025, Cohen Circle and Kyivstar Group Ltd. entered into non-redemption agreements (each, a "Non-Redemption Agreement") with certain unaffiliated third parties (the "Investors") in exchange for such third party or third parties agreeing to vote in favor of the SPAC Merger and not to redeem certain Cohen Circle Class A Ordinary Shares, US$0.0001 par value per share of Cohen Circle sold in its initial public offering (the "Non-Redeemed Shares") at the Cohen Circle Extraordinary General Meeting. In exchange for the foregoing commitments not to redeem such Non-Redeemed Shares, Kyivstar Group Ltd. issued 757,745 Kyivstar Group Ltd. Common Shares at Closing.
The issuance of Kyivstar Group Ltd. shares to Cohen Circle shareholders as consideration for non-redemption and voting support has been classified as a share-based payment transaction under IFRS 2 as Kyivstar Group Ltd. issued shares as consideration for the non-redemption and voting agreements. The shares issued by Kyivstar Group Ltd. were recognized as an equity transaction, with the initial measurement at fair value. The fair value of the issued shares should be determined based on the market price and is included in the listing expense in the annual consolidated income statement.
SPAC Public Shares
On August 12, 2025, the shareholders of CC voted to approve and adopt the Business Combination Agreement and to approve and authorize CC to merge with Varna Merger Sub. In connection with the vote to approve the Business Combination Agreement and the SPAC Merger, holders of 5,847,015 shares of CC Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately US$10.40 per share, for a total aggregate redemption amount of US$61 resulting in a total of 17,152,985 Cohen Circle public ordinary shares remaining issued and outstanding as of the Closing Date. At the Closing, each share of CC Class A Ordinary Shares issued and outstanding immediately prior to the Closing was automatically surrendered and exchanged for 17,152,985 newly issued Kyivstar Group Ltd. Common Shares.
SPAC Sponsor Shares, including Sponsor Vesting Shares
Cohen Circle Sponsor I, LLC and Cohen Circle Advisors I, LLC (collectively the "Sponsor") and Cantor Fitzgerald & Co. ("Cantor") held 8,350,000 and 270,000 founder shares, respectively. The Sponsor forfeited 2,609,647 founder shares in connection with the SPAC
Merger immediately prior to the effective time of the Business Combination Agreement, and the remaining 6,010,353 founder shares (5,740,353 held by the Sponsor and 270,000 held by Cantor) were converted into Kyivstar Group Ltd. Common Shares.
Under the Sponsor Agreement and the Seller Lock-Up Agreement the Sponsor was not permitted to sell or transfer 3,971,515 of its 5,740,353 shares during the Lock-Up Period (defined as the earlier to occur of: (a) 180 days after the Closing; or (b) such time as the stock price meets or exceeds US$13.50 for 20 out of any 30 consecutive trading days (but no earlier than 90 days following the Closing)). As of January 2026, the shares subject to restrictions under each of the Sponsor Agreement and the Seller Lock-Up Agreement were released and those certain restrictions on transfer pursuant to each agreement are no longer in effect.
Furthermore, 1,323,838 Kyivstar Group Ltd. Common Shares issued to the Sponsor will only vest with respect to:
a.661,919 shares ("Sponsor vesting shares, Tranche 1"), on the date the stock price meets or exceeds US$15.00 for 20 out of any 30 consecutive trading days within two years following the Closing; and
b.661,919 shares ("Sponsor vesting shares, Tranche 2"), on the date the stock price meets or exceeds US$20.00 for 20 out of any 30 consecutive trading days within five years of the Closing, and
If the hurdles are not achieved under (a) and/or (b) above, such shares will be forfeited by the Sponsor.
The Sponsor vesting shares represent a potential contingent payment arrangement with the Sponsor and are considered a share-based payment under IFRS 2. The vesting is based on a market condition, linked to the Company’s share price. There is no service condition attached to the vesting of the shares. As a result, this condition is considered to be a non-vesting condition rather than a market condition. The non-vesting condition was taken into account when estimating the grant date fair value of the vesting shares issued. The IFRS 2 fair value of the Sponsor vesting shares was immediately expensed as part of the listing expense in the income statement. As the Sponsor vesting shares are classified as equity-settled share-based payment, there is no subsequent remeasurement of these shares.
The Company utilized a Monte Carlo simulation model to determine the fair value of the Sponsor vesting shares. The use of the Monte Carlo simulation model required the Company to make estimates and assumptions, such as expected volatility, expected term and risk-free interest rate which were based on the best information available to management at the time of closing.
Warrants
At the Closing, each of the 7,666,629 issued and outstanding Cohen Circle warrants were automatically surrendered and exchanged for 7,666,629 Kyivstar Group warrants. The warrants became exercisable 30 days after the completion of the Business Combination Agreement. The warrants will expire five years after the completion of a Business Combination Agreement or earlier upon redemption by the Company or liquidation of the Company.
The warrants may be redeemed when the price per common share equals or exceeds US$18.00. Once the warrants become exercisable, the Company may redeem the warrants:
•in whole and not in part;
•at a price of US$0.01 per warrant;
•upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
If, and only if, the closing price of the Company’s Common Shares equals or exceeds US$18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which the notice of redemption is given to the warrant holders.
If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
As these warrants have been determined by management to be derivative instruments that will or might be settled other than by the exchange of a fixed amount of cash for a fixed number of own equity instruments, they meet the definition of financial liabilities. The Company has determined that the warrants should be classified as derivative financial liabilities under IFRS and measured at fair value with changes in fair value taken to the income statement.
Refer to Note 14 for Fair Value information.
The following table summarizes the proceeds raised and issuance costs incurred related to the SPAC Merger on August 14, 2025:

Amount
Proceeds from SPAC Trust	178
SPAC professional fees	(16)
Proceeds from SPAC Merger	162
Kyivstar Group professional fees	(30)
Net proceeds from SPAC Merger	132
The following table summarizes the impact to the Statement of Equity related to the SPAC Merger on August 14, 2025:

	Number of shares	Amount
Shares issued to SPAC public investors (at US12.70 / share)	17,152,985	218
Shares issued to SPAC non-redeeming shareholders (at US12.70 / share)	757,745	10
Shares issued to SPAC sponsor and Cantor (at US12.70 / share)	4,686,515	59
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 1 (at US8.70 / share)	661,919	6
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 2 (at US8.10 / share)	661,919	5
SPAC Merger equity issued	23,921,083	298
Kyivstar Group professional fees		(30)
SPAC Merger equity issued, net of transaction costs		268
Listing expense
As discussed above, as the SPAC Merger was accounted for in accordance with IFRS 2, the difference in the fair value of the shares deemed to have been issued by the Company, and the fair value of the Cohen Circle’s identifiable net assets represented a service received by the Company, and thus was recognized as an expense upon consummation of the SPAC Merger.
Upon Closing, the excess fair value of the equity interests deemed to have been issued to Cohen Circle as consideration over the fair value of Cohen Circle’s identifiable net assets was recognized as a listing expense in the amount of US$162 in the consolidated income statement for the period ended December 31, 2025.
The following table displays the calculation of the listing expense recognized on August 14, 2025 for the period ended December 31, 2025:

	Number issued	Fair Value
Shares issued to SPAC public investors (at US12.70 / share)	17,152,985	218
Shares issued to SPAC non-redeeming shareholders (at US12.70 / share)	757,745	10
Shares issued to SPAC sponsor (at US12.70 / share)	4,686,515	59
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 1 (at US8.70 / share)	661,919	6
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 2 (at US8.10 / share)	661,919	5
Warrants issued to SPAC public investors (at US3.35 / warrant)	7,666,629	26
Fair value of consideration		324
Fair value of Cohen Circle Net Assets acquired		162
Excess of fair value of consideration over Cohen Circle’s net assets (IFRS 2 charge for listing service)		162
Acquisition of Uklon
On March 19, 2025, JSC Kyivstar signed an agreement to acquire Uklon Group, a leading Ukrainian ride-hailing and delivery platform. This strategic acquisition marks Kyivstar’s expansion into a new area of digital consumer services in line with VEON’s digital operator strategy. Kyivstar acquired 97% of Uklon Group shares for total consideration of US$158 upon the closing of the transaction. The agreement was subject to customary closing conditions and approvals that were obtained on April 2, 2025, the date the acquisition was completed.
The fair values of identifiable assets and liabilities of Uklon at the date of acquisition were:

April 2, 2025
Non-current assets
Intangible assets	58

Current assets
Trade and other receivables	2
Cash and cash equivalents	12

Non-current liabilities
Deferred tax liability	(7)

Current liabilities
Trade and employee related payables	(6)
Other current liabilities	(10)

Fair value of identifiable net assets	49

Goodwill resulting from acquisition	109

Purchase consideration	158
The following table shows the details of purchase consideration at the acquisition date:

April 2, 2025
Cash paid *	141
Fair value of contingent consideration	16
Put option liability	1
Total consideration	158
*Total cash consideration consisted of US$129 for the acquisition of 97% of Uklon Group’s shares and a US$12 payment to settle employee awards.
The following table shows the details of cash outflow during the year ended December 31, 2025:

December 31, 2025
Cash consideration	153
Less: balances acquired
Cash and cash equivalents	(12)
Net outflow of cash - investing activities	141
Contingent consideration of US$12 recognized as of the acquisition date has been fully paid as of December 31, 2025. Employees bonuses contingent consideration liability related to the portion attributable to pre-acquisition service, recognized at the acquisition date at fair value, resulted from the replacement of share-based payment rewards with new bonuses liability that is payable upon fulfillment of certain conditions under the SPA. The possible outcomes range from US$— to US$4, with management assessing full payment as highly probable.

As part of the agreement, Kyivstar entered into a symmetrical put and call option agreement for the remaining 3% interest in Uklon. The put and call options may be exercised from April 2, 2028 through April 2, 2035. As a result, on the acquisition date, VEON determined that it had a present ownership interest in the remaining 3% interest in Uklon and has accounted for the call and put option as part of the consideration transferred and therefore, no non-controlling interest was recognized. Accordingly, the option has been recorded as a financial liability at the present value of the amounts payable on exercise with subsequent changes recognized in the annual consolidated income statement.
The fair value of the customer base was determined to be US$32 with an estimated useful life of 10 years. The fair value of the customer base was determined using the multi-period excess earnings. The multi-period excess earnings approach involves forecasting the net earnings expected to be generated by the asset, reducing them by appropriate returns on contributory assets, and then discounting the resulting net cash flows to a present value using an appropriate discount rate.
The fair value of the trademark was determined to be US$18 with an estimated useful life of 10 years. The fair value of the trademark was determined using the relief-from-royalty method under the income approach. This involves forecasting avoided royalties, reducing them by taxes and discounting the resulting net cash flows to a present value using an appropriate discount rate.
The fair value of the developed technology intangible asset was determined to be US$8 with an estimated useful life of 3 years. The fair value of the developed technology was determined using the replacement cost approach. In the replacement cost approach, the fair value of an asset is based on the cost of a market participant to reconstruct a substitute asset of comparable utility, adjusted for any obsolescence.
The fair value of acquired trade and other receivables is US$2, which is very close to gross contractual amount, as a loss allowance is insignificant.
The significant goodwill recognized from the acquisition of Uklon can be attributed to several factors, including Uklon's strong brand value and established customer relationships, which enhance Kyivstar’s market position. Additionally, the integration of Uklon’s services is expected to create operational synergies, leading to cost savings and improved service offerings. The acquisition also allows for market expansion and increased subscriber growth potential, while Uklon's technological expertise contributes to innovative capabilities. Overall, the goodwill reflects the anticipated future economic benefits arising from these elements. The goodwill will not be deductible for tax purposes.
There were no transactions recognized separately from the acquisition of assets and assumption of liabilities in the business combination.
From the date of acquisition, Uklon contributed US$80 of revenue and US$21 profit before tax to the Group. If the acquisition had taken place at the beginning of the year, the contribution to revenue would have been US$99 and contribution to the profit before tax for Kyivstar Group would have been US$25. These amounts have been calculated using Uklon’s results and adjusting them for:
•differences in the accounting policies between the Group and Uklon, and
•additional amortization that would have been charged on the assumption that the fair value adjustments to intangible assets had applied from January 1, 2025, together with their consequential tax effects.
Acquisition-related costs of US$1 are included in selling, general and administrative expenses in the annual consolidated income statement, and in operating cash flows in the annual consolidated statement of cash flows.
The accounting for the purchase of Uklon is provisional as the valuation of certain intangible and long-term assets, accounts payable, other assets and liabilities, and residual goodwill related to this acquisition is not complete. The fair values assigned to tangible and intangible assets acquired and liabilities assumed are preliminary based on management’s estimates and assumptions and may be subject to change as additional information is obtained within the measurement period (not to exceed 12 months from the acquisition date ending April 2, 2026).
During the year ended December 31, 2025, Kyivstar recorded measurement period adjustments related to the acquisition of Uklon to reflect additional information identified subsequent to the acquisition. The adjustments include recognition of US$6 of unpaid Uklon transaction costs as assumed Seller liabilities and a total decrease of US$1 related to the fair value of the put option liability and deferred tax liability. As a result, the fair value of identifiable net assets decreased from US$54 to US$49, and goodwill increased from US$104 to US$109. These adjustments were made within the measurement period and reflect facts and circumstances existing at the acquisition date.
Kyivstar increases ownership stake in Helsi
In May 2025, Kyivstar and LLC "UKRAINIAN INVESTMENT PLATFORM", representing 26.9% ownership together with other minority stakeholders representing 1.1% ownership in Helsi, negotiated an agreement to buy out the ownership stake of these parties for US$10. Simultaneously the parties also terminated the existing put and call option agreements to the extent representing the stake of these parties, resulting in partial derecognition of the put option liability. At the same time Kyivstar agreed to terms with the remaining 2.01% shareholders based on the terms of the originally entered put and call option agreement.

Acquisition of SUNVIN 11 LLC

On December 15, 2025, JSC Kyivstar acquired 100% of the equity interests in SUNVIN 11 LLC, a solar power generation company with 12.9 MW of installed capacity. This acquisition represents JSC Kyivstar's first direct investment in energy resilience infrastructure to support telecommunications network operations. The transaction has been accounted for as a business combination under IFRS 3, with total cash consideration transferred of US$8, net of cash acquired of US$2.

The purchase price allocation is provisional, as the Group is finalizing fair value assessments of property, plant and equipment, identifiable intangible assets, and related deferred tax balances. Provisional goodwill of US$7 arose on the acquisition, primarily attributable to expected operational synergies and assembled workforce. The goodwill is not deductible for tax purposes. Acquisition-related costs were expensed as incurred in selling, general and administrative expenses. The acquisition did not have a material impact on the Group's consolidated financial statements for the year ended December 31, 2025.

There were no further significant transactions during the year ended December 31, 2025, other than disclosed above and in Note 1.
ACCOUNTING POLICY
Transaction Costs
Transaction costs of an equity transaction are accounted for as a reduction from equity to the extent that they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided.